Leases - Summary of Supplemental Cash Flow Information Related To Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows used in operating leases	$ (14,067)	$ (12,520)	$ (8,547)
Landlord contributions included in the measurement of operating lease ROU assets:
Operating cash flows provided by operating leases	3,733	9,940
Supplemental disclosure of non-cash operating lease activities:
Operating lease ROU assets obtained in exchange for new operating lease liabilities	$ 12,803	$ 4,769	$ 82,348